Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  TCVF Management, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

February 13, 2001
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                     36
                                                --------------

Form 13F Information Table Value Total:                $94,764
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

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
                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                             Title                          Value      Shares  Sh/ Put/ Invstmt Other     -------------------------
      Name of Issuer         of class       CUSIP         (x$1000)      Prn    Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Actuate Corporation          Common         00508B102     2,582       135,000   SH        Sole            135,000    0        0
Agile Software               Common         00846X105     3,209        65,000   SH        Sole             65,000    0        0
America Online               Common         02364J104     2,102        60,400   SH        Sole             60,400    0        0
Ariba, Inc.                  Common         04033V104     2,413        45,000   SH        Sole             45,000    0        0
BEA Systems, Inc.            Common         073325102     4,712        70,000   SH        Sole             70,000    0        0
Brocade Communications Syst  Common         111621108     4,370        47,600   SH        Sole             47,600    0        0
Check Point Software         Common         M22465104     2,805        21,000   SH        Sole             21,000    0        0
Technologies Ltd. Citrix Sy  Common         177376100     1,463        65,000   SH        Sole             65,000    0        0
EMC Corp.                    Common         268648102       998        15,000   SH        Sole             15,000    0        0
eBay Inc.                    Common         278642103       990        30,000   SH        Sole             30,000    0        0
Embarcadero Tech, Inc.       Common         290787100     3,578        79,500   SH        Sole             79,500    0        0
Emulex Corp.                 Common         292475209     3,198        40,000   SH        Sole             40,000    0        0
Firepond, Inc.               Common         318224102        30         3,200   SH        Sole              3,200    0        0
Flextronics Intl. Ltd.       Common         Y2573F102     2,993       105,000   SH        Sole            105,000    0        0
HomeStore.com, Inc.          Common         437852106     2,214       110,000   SH        Sole            110,000    0        0
I2 Technologies, Inc.        Common         465754109     5,818       107,000   SH        Sole            107,000    0        0
Informatica Corp.            Common         45666Q102     3,561        90,000   SH        Sole             90,000    0        0
IVillage, Inc.               Common         46588H105        53        50,000   SH        Sole             50,000    0        0
Juniper Networks, Inc.       Common         48203R104     3,530        28,000   SH        Sole             28,000    0        0
Linear Technology Corp.      Common         535678106     2,775        60,000   SH        Sole             60,000    0        0
Micrel, Inc.                 Common         594793101     2,527        75,000   SH        Sole             75,000    0        0
NetIQ Corp                   Common         64115P102     5,505        63,000   SH        Sole             63,000    0        0
Network Appliance, Inc.      Common         64120L104     4,172        65,000   SH        Sole             65,000    0        0
Novellus Systems, Inc.       Common         670008101     1,438        40,000   SH        Sole             40,000    0        0
Nuance Communications, Inc.  Common         669967101       431        10,000   SH        Sole             10,000    0        0
Powerwave Technologies, Inc  Common         739363109     2,048        35,000   SH        Sole             35,000    0        0
QUALCOMM Inc.                Common         747525103     1,644        20,000   SH        Sole             20,000    0        0
Quest Software, Inc.         Common         74834T103     2,526        90,000   SH        Sole             90,000    0        0
Sanmina Corp.                Common         800907107     2,299        30,000   SH        Sole             30,000    0        0
Siebel Systems, Inc.         Common         826170102     3,476        51,400   SH        Sole             51,400    0        0
SpeechWorks Intl. Inc.       Common         84764M101     1,276        26,000   SH        Sole             26,000    0        0
TEXAS INSTRUMENTS INC        Common         882508104     1,421        30,000   SH        Sole             30,000    0        0
Ticketmaster Online-Citysea  Common         88633P203       419        50,000   SH        Sole             50,000    0        0
VeriSign, Inc.               Common         92343E102     4,006        54,000   SH        Sole             54,000    0        0
Veritas Software Company     Common         923436109     5,184        59,250   SH        Sole             59,250    0        0
Xilinx Inc.                  Common         983919101     2,998        65,000   SH        Sole             65,000    0        0

Total                                                    94,764
